Schedule of anti-dilutive effect (Details) - Titan Pharmaceuticals Inc [Member] - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,567	916	1,169	497
Convertible Notes [Member]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount			7
Convertible Preferred Stock [Member]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount			593
Employee Stock Awards [Member]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount			92	70
Warrant [Member]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount			477	427